Appendix 2 Additional Information Official Bulletin No. 715 of February 3, 2012 - Summary of Trade and Other Receivables by Type of Portfolio (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) customer	Dec. 31, 2018 USD ($) customer
Trade and Other Receivables [Line Items]
Number of customers | customer	48,197,076	43,704,550
Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade and other receivables, Gross amount | $	$ 3,341,473	$ 3,188,982
Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Number of customers | customer	43,189,061	35,312,909
Non-renegotiated Portfolio [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade and other receivables, Gross amount | $	$ 2,987,728	$ 2,917,001
Renegotiated portfolio [Member]
Trade and Other Receivables [Line Items]
Number of customers | customer	5,008,015	8,391,641
Renegotiated portfolio [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade and other receivables, Gross amount | $	$ 353,745	$ 271,981
Current [Member]
Trade and Other Receivables [Line Items]
Number of customers | customer	12,686,254	16,569,058
Current [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade and other receivables, Gross amount | $	$ 1,757,150	$ 1,729,350
Current [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Number of customers | customer	10,442,984	9,918,200
Current [Member] | Non-renegotiated Portfolio [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade and other receivables, Gross amount | $	$ 1,570,017	$ 1,580,102
Current [Member] | Renegotiated portfolio [Member]
Trade and Other Receivables [Line Items]
Number of customers | customer	2,243,270	6,650,858
Current [Member] | Renegotiated portfolio [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade and other receivables, Gross amount | $	$ 187,133	$ 149,248
1-30 days [Member]
Trade and Other Receivables [Line Items]
Number of customers | customer	10,828,692	9,061,164
1-30 days [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade and other receivables, Gross amount | $	$ 386,618	$ 322,452
1-30 days [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Number of customers | customer	10,554,688	8,803,920
1-30 days [Member] | Non-renegotiated Portfolio [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade and other receivables, Gross amount | $	$ 367,028	$ 302,656
1-30 days [Member] | Renegotiated portfolio [Member]
Trade and Other Receivables [Line Items]
Number of customers | customer	274,004	257,244
1-30 days [Member] | Renegotiated portfolio [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade and other receivables, Gross amount | $	$ 19,590	$ 19,796
31-60 days [Member]
Trade and Other Receivables [Line Items]
Number of customers | customer	3,059,588	3,065,873
31-60 days [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade and other receivables, Gross amount | $	$ 124,851	$ 111,254
31-60 days [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Number of customers | customer	2,891,196	2,917,248
31-60 days [Member] | Non-renegotiated Portfolio [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade and other receivables, Gross amount | $	$ 113,544	$ 100,061
31-60 days [Member] | Renegotiated portfolio [Member]
Trade and Other Receivables [Line Items]
Number of customers | customer	168,392	148,625
31-60 days [Member] | Renegotiated portfolio [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade and other receivables, Gross amount | $	$ 11,307	$ 11,193
61-90 days [Member]
Trade and Other Receivables [Line Items]
Number of customers | customer	1,791,856	1,907,989
61-90 days [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade and other receivables, Gross amount | $	$ 58,383	$ 56,355
61-90 days [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Number of customers | customer	1,646,411	1,802,108
61-90 days [Member] | Non-renegotiated Portfolio [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade and other receivables, Gross amount | $	$ 47,895	$ 48,054
61-90 days [Member] | Renegotiated portfolio [Member]
Trade and Other Receivables [Line Items]
Number of customers | customer	145,445	105,881
61-90 days [Member] | Renegotiated portfolio [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade and other receivables, Gross amount | $	$ 10,488	$ 8,301
91-120 days [Member]
Trade and Other Receivables [Line Items]
Number of customers | customer	1,446,485	1,555,259
91-120 days [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade and other receivables, Gross amount | $	$ 46,682	$ 58,373
91-120 days [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Number of customers | customer	1,298,837	1,460,121
91-120 days [Member] | Non-renegotiated Portfolio [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade and other receivables, Gross amount | $	$ 36,572	$ 50,898
91-120 days [Member] | Renegotiated portfolio [Member]
Trade and Other Receivables [Line Items]
Number of customers | customer	147,648	95,138
91-120 days [Member] | Renegotiated portfolio [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade and other receivables, Gross amount | $	$ 10,110	$ 7,475
121-150 days [Member]
Trade and Other Receivables [Line Items]
Number of customers | customer	1,198,161	1,383,277
121-150 days [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade and other receivables, Gross amount | $	$ 38,446	$ 69,035
121-150 days [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Number of customers | customer	1,071,803	1,304,234
121-150 days [Member] | Non-renegotiated Portfolio [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade and other receivables, Gross amount | $	$ 29,595	$ 62,862
121-150 days [Member] | Renegotiated portfolio [Member]
Trade and Other Receivables [Line Items]
Number of customers | customer	126,358	79,043
121-150 days [Member] | Renegotiated portfolio [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade and other receivables, Gross amount | $	$ 8,851	$ 6,173
151-180 days [Member]
Trade and Other Receivables [Line Items]
Number of customers | customer	1,295,283	1,183,904
151-180 days [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade and other receivables, Gross amount | $	$ 35,997	$ 45,860
151-180 days [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Number of customers | customer	1,178,308	1,111,148
151-180 days [Member] | Non-renegotiated Portfolio [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade and other receivables, Gross amount | $	$ 28,208	$ 40,651
151-180 days [Member] | Renegotiated portfolio [Member]
Trade and Other Receivables [Line Items]
Number of customers | customer	116,975	72,756
151-180 days [Member] | Renegotiated portfolio [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade and other receivables, Gross amount | $	$ 7,789	$ 5,209
181-210 days [Member]
Trade and Other Receivables [Line Items]
Number of customers | customer	954,296	754,131
181-210 days [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade and other receivables, Gross amount | $	$ 60,980	$ 42,339
181-210 days [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Number of customers | customer	844,830	683,370
181-210 days [Member] | Non-renegotiated Portfolio [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade and other receivables, Gross amount | $	$ 53,458	$ 37,456
181-210 days [Member] | Renegotiated portfolio [Member]
Trade and Other Receivables [Line Items]
Number of customers | customer	109,466	70,761
181-210 days [Member] | Renegotiated portfolio [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade and other receivables, Gross amount | $	$ 7,522	$ 4,883
211-250 days [Member]
Trade and Other Receivables [Line Items]
Number of customers | customer	702,728	540,763
211-250 days [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade and other receivables, Gross amount | $	$ 46,155	$ 31,050
211-250 days [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Number of customers | customer	586,763	482,245
211-250 days [Member] | Non-renegotiated Portfolio [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade and other receivables, Gross amount | $	$ 38,692	$ 26,603
211-250 days [Member] | Renegotiated portfolio [Member]
Trade and Other Receivables [Line Items]
Number of customers | customer	115,965	58,518
211-250 days [Member] | Renegotiated portfolio [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade and other receivables, Gross amount | $	$ 7,463	$ 4,447
More than 251 days [Member]
Trade and Other Receivables [Line Items]
Number of customers | customer	14,233,733	7,683,132
More than 251 days [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade and other receivables, Gross amount | $	$ 786,211	$ 722,914
More than 251 days [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Number of customers | customer	12,673,241	6,830,315
More than 251 days [Member] | Non-renegotiated Portfolio [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade and other receivables, Gross amount | $	$ 702,719	$ 667,658
More than 251 days [Member] | Renegotiated portfolio [Member]
Trade and Other Receivables [Line Items]
Number of customers | customer	1,560,492	852,817
More than 251 days [Member] | Renegotiated portfolio [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade and other receivables, Gross amount | $	$ 83,492	$ 55,256